Going concern and risk management policies - Committed Facilities (Detail) € in Millions, £ in Millions, $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 AUD ($)	Jun. 30, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 8,208.8
Drawn down facilities	6,627.1
Undrawn committed credit facilities	1,581.7
Sterling bonds due September 2046 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 400.0
Interest rate	2.875%	2.875%	2.875%	2.875%
US$ bonds due November 2043 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 379.0	$ 500
Interest rate	5.625%	5.625%	5.625%	5.625%
US$ bonds due September 2042 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 205.8	$ 272
Interest rate	5.125%	5.125%	5.125%	5.125%
Euro bonds due March 2030 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 531.0			€ 600
Interest rate	1.625%	1.625%	1.625%	1.625%
Euro bonds due September 2026 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 663.8			€ 750
Interest rate	2.25%	2.25%	2.25%	2.25%
US$ bonds due September 2024 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 568.4	$ 750
Interest rate	3.75%	3.75%	3.75%	3.75%
Euro bonds due November 2023 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 663.8			€ 750
Interest rate	3.00%	3.00%	3.00%	3.00%
US$ bonds due September 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 379.0	$ 500
Interest rate	3.625%	3.625%	3.625%	3.625%
US$ bonds due November 2021 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 615.7	$ 812
Interest rate	4.75%	4.75%	4.75%	4.75%
US revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 1,894.8	$ 2,500
Sterling bonds due November 2020 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 200.0
Interest rate	6.375%	6.375%	6.375%	6.375%
Eurobonds (3m EURIBOR + 0.32%) due May 2020 [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to floating basis	0.32%	0.32%	0.32%	0.32%
Floating basis	3m EURIBOR
Total committed facilities available	£ 221.3			€ 250
Euro bonds due November 2019 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 531.0			€ 600
Interest rate	0.75%	0.75%	0.75%	0.75%
Australian New Zealand revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 291.4		$ 520
Euro bonds due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 442.5			€ 500
Interest rate	1.375%	1.375%	1.375%	1.375%
Eurobonds (3m EURIBOR + 0.45%) due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to floating basis	0.45%	0.45%	0.45%	0.45%
Floating basis	3m EURIBOR
Total committed facilities available	£ 221.3			€ 250
Within one year [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	531.0
Drawn down facilities	531.0
Within one year [member] | Euro bonds due November 2019 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	531.0
Between one and two years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	421.3
Drawn down facilities	421.3
Between one and two years [member] | Sterling bonds due November 2020 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	200.0
Between one and two years [member] | Eurobonds (3m EURIBOR + 0.32%) due May 2020 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	221.3
Between two and three years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	2,801.9
Drawn down facilities	1,220.2
Between two and three years [member] | US$ bonds due November 2021 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	615.7
Between two and three years [member] | US revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	1,894.8
Between two and three years [member] | Australian New Zealand revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	291.4
Between three and four years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	600.3
Drawn down facilities	600.3
Between three and four years [member] | US$ bonds due September 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	379.0
Between three and four years [member] | Eurobonds (3m EURIBOR + 0.45%) due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	221.3
Later than four years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	3,854.3
Drawn down facilities	3,854.3
Later than four years [member] | Sterling bonds due September 2046 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	400.0
Later than four years [member] | US$ bonds due November 2043 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	379.0
Later than four years [member] | US$ bonds due September 2042 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	205.8
Later than four years [member] | Euro bonds due March 2030 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	531.0
Later than four years [member] | Euro bonds due September 2026 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	663.8
Later than four years [member] | US$ bonds due September 2024 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	568.4
Later than four years [member] | Euro bonds due November 2023 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	663.8
Later than four years [member] | Euro bonds due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 442.5